SEGMENT INFORMATION (Tables)	3 Months Ended
Mar. 31, 2024
SEGMENT INFORMATION
Revenue Segment
	For the Three Months Ended March 31
	2024	%	2023	%	% Change
Revenue:
Subscription software and services	$2,595,050	95%	$1,703,815	93%	52%

Professional services and other	128,313	5%	136,556	7%	(6)%

Total revenue	$2,723,363	100%	$1,840,371	100%	48%